Available-for-Sale Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Available-for-Sale Securities [Abstract]
AVAILABLE-FOR-SALE SECURITIES

3. AVAILABLE-FOR-SALE SECURITIES

The Company’s U.S. Treasury bills that were classified as available-for-sale securities fully matured during the year ended December 31, 2024. There were no available securities as of June 30, 2025 and December 31, 2024.

The Company recorded $680 of realized losses in the year ended December 31, 2024.

3.	AVAILABLE-FOR-SALE SECURITIES

The Company’s U.S. Treasury bills that were classified as available-for-sale securities fully matured during the year ended December 31, 2024. There were no available securities as of December 31, 2024.

The amortized cost, gross unrealized gains and losses, and fair value for available-for-sale securities as of December 31, 2023 are as follows:

		Gross	Gross
	Amortized	unrealized	unrealized
	cost	gains	losses	Fair value
Available-for-sale securities:
U.S. Treasury Bills	$2,661,092	$36,138	$(35,298)	$2,661,932
Total Available-for-sale securities	$2,661,092	$36,138	$(35,298)	$2,661,932

The Company recorded $680 of realized losses in the year ended December 31, 2024. The Company did not have any realized gains or losses in the year ended December 31, 2023.